Notes Payable And Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Notes Payable And Long-Term Debt
Schedule Of Notes Payable And Long-Term Debt

	Stated interest rate	Effective interest rate	July 31, 2011	January 31, 2011
			($ in millions)
SAIC senior unsecured notes:
$450 million notes issued in fiscal 2011, which mature in December 2020	4.45%	4.59%	$448	$448
$300 million notes issued in fiscal 2011, which mature in December 2040	5.95%	6.03%	300	300
Science Applications senior unsecured notes:
$550 million notes issued in fiscal 2003, which mature in July 2012	6.25%	6.50%	550	550
$250 million notes issued in fiscal 2003, which mature in July 2032	7.13%	7.43%	248	248
$300 million notes issued in fiscal 2004, which mature in July 2033	5.50%	5.78%	296	296
Other notes payable due on various dates through fiscal 2017	0%-3.1%	Various	10	10

Total notes payable and long-term debt			1,852	1,852
Less current portion			553	3

Total notes payable and long-term debt, net of current portion			$1,299	$1,849

Fair value of notes payable and long-term debt			$2,010	$1,930

			January 31
	Stated interest rate	Effective interest rate	2011	2010
			($ in millions)
SAIC senior unsecured notes:
$450 million notes issued in fiscal 2011, which mature in December 2020	4.45%	4.59%	$448	$—
$300 million notes issued in fiscal 2011, which mature in December 2040	5.95%	6.03%	300	—
Science Applications senior unsecured notes:
$550 million notes issued in fiscal 2003, which mature in July 2012	6.25%	6.50%	550	549
$250 million notes issued in fiscal 2003, which mature in July 2032	7.13%	7.43%	248	248
$300 million notes issued in fiscal 2004, which mature in July 2033	5.50%	5.78%	296	296
Other notes payable due on various dates through fiscal 2017	0%-3.1%	Various	10	13

Total notes payable and long-term debt			1,852	1,106
Less current portion			3	3

Total notes payable and long-term debt, net of current portion			$1,849	$1,103

Fair value of notes payable and long-term debt			$1,930	$1,165

Schedule Of Maturities Of Notes Payable And Long-Term Debt

Year Ending January 31	Total
(in millions)
2012	$3
2013	553
2014	1
2015	1
2016	1
2017 and thereafter	1,301

Total principal payments	1,860
Less unamortized discount	8

$1,852